Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash
Restricted Cash

3. Restricted Cash

        Restricted cash accounts were as follows as at December 31 (in thousands):

	2014	2013
Retention accounts	$2,824	$2,841
Restricted deposits	—	11,876

Total	$2,824	$14,717

        The Company was required to maintain cash of $2.8 million and $2.8 million as of December 31, 2014 and 2013, respectively, in retention bank accounts as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company's Balance Sheets.

        Furthermore, the Company recorded current restricted cash $0.4 million as of year ended December 31, 2013 in relation to cash collateral for one of its outstanding swaps as of December 31, 2013 which swap expired on December 8, 2014. In addition, on March 27, 2013, the Company entered into an agreement with the lenders under the HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank credit facility. The agreement provided the Company the option to sell, for cash, up to 9 mortgaged vessels (the Henry, the Pride, the Independence, the Honour, the Elbe, the Hope, the Lotus, the Kalamata and the Komodo) with the sale proceeds less sale commissions from such vessels' sales to be deposited in a restricted cash account and used to finance the acquisition of new containership vessels no later than December 31, 2013. Any funds remaining in this restricted cash account after that date were to be applied towards prepayment of the respective credit facility. As of December 31, 2013, the Company had concluded the sales of all vessels under the agreement. Furthermore, the Company had acquired a 2,524 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million, a 2,602 TEU containership, the MSC Zebra, built in 2001 for a contract price of $10.1 million, a 2,524 TEU containership, the Niledutch Palanca, built in 2001 for a contract price of $11.9 million and a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million. As of December 31, 2013, an amount of $11.4 million was recorded as current restricted cash, which was applied towards prepayment of the respective credit facility on February 18, 2014.